Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 21, 2013
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 19, 2013
Prospectus Date	rr_ProspectusDate	Oct. 21, 2013
HARTFORD MONEY MARKET HLS FUND (Prospectus Summary) | HARTFORD MONEY MARKET HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAXX
HARTFORD MONEY MARKET HLS FUND (Prospectus Summary) | HARTFORD MONEY MARKET HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBMXX